CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 618,154,016	$ 597,081,675
Others financial assets	7,440,650	45,657,992
Others non-financial assets	29,674,705	22,037,741
Trade and other current receivables	446,486,753	445,263,536
Accounts receivable from related parties	9,040,528	6,204,099
Inventories	425,728,432	480,799,534
Biological assets	14,764,284	16,180,293
Current tax assets	28,786,247	46,707,525
Total current assets other than non-current assets of disposal groups classified as held for sale	1,580,075,615	1,659,932,395
Non-current assets of disposal groups classified as held for sale	21,607,472	2,016,037
Total Non-current assets of disposal groups classified as held for sale	21,607,472	2,016,037
Total current assets	1,601,683,087	1,661,948,432
Non-current assets
Others financial assets	29,981,745	37,054,245
Others non-financial assets	12,311,027	12,613,444
Trade and other non-current receivables	3,313,742	3,941,760
Accounts receivable from related parties	42,506	42,506
Investments accounted for using equity method	149,593,180	140,926,012
Intangible assets other than goodwill	153,123,207	172,389,672
Goodwill	127,592,056	136,969,434
Property, plant and equipment (net)	1,273,987,695	1,356,846,302
Investment property	8,121,156	10,283,994
Right of use assets	35,745,221	34,865,971
Deferred tax assets	28,451,658	27,197,207
Total non-current assets	1,822,263,193	1,933,130,547
Total Assets	3,423,946,280	3,595,078,979
Current liabilities
Others financial liabilities	107,151,600	185,879,251
Current lease liabilities	7,142,360	9,120,616
Trade and other current payables	434,974,163	491,315,277
Accounts payable to related parties	55,140,630	34,282,408
Other current provisions	2,500,727	2,656,140
Current tax liabilities	9,938,664	9,064,074
Provisions for employee benefits	38,713,293	43,184,275
Others non-financial liabilities	31,921,197	21,650,379
Total current liabilities	687,482,634	797,152,420
Non-current liabilities
Others financial liabilities	1,234,246,107	1,175,706,699
Non-current lease liabilities	34,061,739	31,306,552
Trade and other non-current payables	88,596	20,945
Accounts payable to related parties	536,083	0
Other non-current provisions	217,572	379,958
Deferred taxes liabilities	86,356,895	112,699,828
Provisions for employee benefits	39,586,368	41,843,524
Others non-current non-financial liabilities	3,987,705	0
Total non-current liabilities	1,399,081,065	1,361,957,506
Total Liabilities	2,086,563,699	2,159,109,926
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(240,200,116)	(90,712,471)
Retained earnings	895,871,552	843,045,191
Total equity attributable to equity holders of the parent	1,218,364,782	1,315,026,066
Non-controlling interests	119,017,799	120,942,987
Total Shareholders' Equity	1,337,382,581	1,435,969,053
Total Liabilities and Shareholders' Equity	$ 3,423,946,280	$ 3,595,078,979